MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2007-2

Collection Period						08/01/07-08/31/07
Determination Date						09/10/2007
Distribution Date						09/17/2007

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$711,605,759.20
2	.	Collections allocable to Principal				$24,069,089.44
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$185,042.23
5	.	Pool Balance on the close of the last day of the related Collection Period				$687,351,627.53
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$760,000,003.95

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$92,976,661.12		$68,196,490.32
		b.	Class A-2 Note Balance	$180,000,000.00		$180,000,000.00
		c.	Class A-3 Note Balance	$276,000,000.00		$276,000,000.00
		d.	Class A-4 Note Balance	$114,300,000.00		$114,300,000.00
		e.	Class B Note Balance	$26,600,000.00		$26,600,000.00
		f.	Class C Note Balance	$17,100,000.00		$17,100,000.00
		g.	Note Balance (sum a - f)	$706,976,661.12		$682,196,490.32

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.6368264		0.4670992
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.9302324		0.8976270

9	.	Overcollateralization Target Amount				$5,155,137.21
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$5,155,137.21

11	.	Weighted Average Coupon			%	10.63%
12	.	Weighted Average Original Term			months	63.53
13	.	Weighted Average Remaining Term			months	56.40

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge			$6,557,883.98
		b.	Liquidation Proceeds allocable to Finance Charge			$0.00
		c.	Purchase Amount allocable to Finance Charge			$0.00
		d.	Available Finance Charge Collections (sum a - c)			$6,557,883.98

15	.	Principal:
		a.	Collections allocable to Principal			$24,069,089.44
		b.	Liquidation Proceeds allocable to Principal			$22,469.23
		c.	Purchase Amount allocable to Principal			$0.00
		d.	Available Principal Collections (sum a - c)			$24,091,558.67

16	.	Total Finance Charge and Principal Collections (14d + 15d)				$30,649,442.65
17	.	Interest Income from Collection Account				$115,208.15
18	.	Simple Interest Advances				$0.00
19	.	Available Collections (Ln16 + Ln17 + Ln18)				$30,764,650.80

Available Funds

20	.	Available Collections		$30,764,650.80
21	.	Reserve Account Draw Amount		$0.00
22	.	Available Funds		$30,764,650.80

Application of Available Funds

23	.	Total Servicing Fee
		a.	Monthly Servicing Fee	$593,004.80
		b.	Amount Unpaid from Prior Months	$0.00
		c.	Amount Paid	$593,004.80
		d.	Shortfall Amount (a + b - c)	$0.00

24	.	Unreimbursed Servicer Advances		$0.00

25	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest	$454,109.94
		b.	Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
		d.	Total Class A-1 Note Interest (sum a - c)	$454,109.94

		e.	Class A-2 Monthly Interest	$798,000.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$798,000.00

		i.	Class A-3 Monthly Interest	$1,202,900.00
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$1,202,900.00

		m.	Class A-4 Monthly Interest	$501,967.50
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$501,967.50

26	.	Priority Principal Distributable Amount		$0.00

27	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$119,035.00
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$119,035.00

28	.	Secondary Principal Distributable Amount		$2,525,033.59

29	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$79,942.50
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$79,942.50

30	.	Required Payment Amount (Ln 23 + (sum of Ln 25 - Ln 29))		$6,273,993.33

31	.	Reserve Account Deficiency		$0.00

32	.	Regular Principal Distributable Amount		$22,255,137.21

33	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any		$0.00

Collection Account Activity

34	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$6,557,883.98
		b.	Total Daily Deposits of Principal Collections	$24,091,558.67
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$115,208.15
		e.	Total Deposits to Collection Account (sum a - d)	$30,764,650.80

35	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$593,004.80
		b.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$27,936,125.74
		c.	Deposit to Reserve Account	$0.00
		d.	Excess Funds (Deposit to Certificate Payment Account for payment to Certificateholder)	$2,235,520.26
		e.	Total Withdrawals from Collection Account(sum a - d)	$30,764,650.80

Note Payment Account Activity

36	.	Deposits
		a.	Class A-1 Interest Distribution	$454,109.94
		b.	Class A-2 Interest Distribution	$798,000.00
		c.	Class A-3 Interest Distribution	$1,202,900.00
		d.	Class A-4 Interest Distribution	$501,967.50
		e.	Class B Interest Distribution	$119,035.00
		f.	Class C Interest Distribution	$79,942.50

		g.	Class A-1 Principal Distribution	$24,780,170.80
		h.	Class A-2 Principal Distribution	$0.00
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$27,936,125.74

37	.	Withdrawals
		a.	Class A-1 Distribution	$25,234,280.74
		b.	Class A-2 Distribution	$798,000.00
		c.	Class A-3 Distribution	$1,202,900.00
		d.	Class A-4 Distribution	$501,967.50
		e.	Class B Distribution	$119,035.00
		f.	Class C Distribution	$79,942.50
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$27,936,125.74

Certificate Payment Account Activity

38	.	Deposits
		a.	Excess Funds	$2,235,520.26
		b.	Reserve Account surplus (Ln 48)	$16,479.90
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$2,252,000.16

39	.	Withdrawals
		a.	Certificateholder Distribution	$2,252,000.16
		b.	Total Withdrawals from Certificate Payment Account	$2,252,000.16

Required Reserve Account Amount

40	.	Lesser of: (a or b)
		a.	$3,800,000.00	$3,800,000.00
		b.	Note Balance	$682,196,490.32

41	.	Required Reserve Account Amount		$3,800,000.00

Reserve Account Reconciliation

42	.	Beginning Balance (as of end of preceding Distribution Date)		$3,800,000.00
43	.	Investment Earnings		$16,479.90
44	.	Reserve Account Draw Amount		$0.00
45	.	Reserve Account Amount (Ln 42 + Ln 43 - Ln 44)		$3,816,479.90
46	.	Deposit from Available Funds (Ln 35c)		$0.00
47	.	Payment to the Note Payment Account if Reserve Account Balance exceeds Required Reserve Account Amount
			for the payment of principal to the extent of any unfunded Regular Principal Distributable Amount	$0.00
48	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount
			and to the extent no unfunded Regular Principal Distributable Amount exists	$16,479.90
49	.	Ending Balance (Ln45 + Ln46 - Ln47 - Ln48)		$3,800,000.00
50	.	Reserve Account Deficiency (Ln41 - Ln49)		$0.00

Instructions to the Trustee

51	.	Amount to be deposited from the Reserve Account into the Collection Account			$0.00
52	.	Amount to be paid to Servicer from the Collection Account			$593,004.80
53	.	Amount to be deposited from the Collection Account into the Note Payment Account			$27,936,125.74
54	.	Amount to be deposited from the Collection Account into the Certificate Payment Account			$2,235,520.26
55	.	Amount to be deposited from the Collection Account into the Reserve Account			$0.00
56	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount			$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
			if no unfunded Regular Principal distributable amount exists		$16,479.90
57	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account			$25,234,280.74
58	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account			$798,000.00
59	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account			$1,202,900.00
60	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account			$501,967.50
61	.	Amount to be paid to Class B Noteholders from the Note Payment Account			$119,035.00
62	.	Amount to be paid to Class C Noteholders from the Note Payment Account			$79,942.50
63	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess
		Collections and Reserve Account surplus			$2,252,000.16

Net Loss and Delinquency Activity

64	.	Net Losses with respect to preceding Collection Period			$162,573.00
65	.	Cumulative Net Losses			$204,399.11
66	.	Cumulative Net Loss Percentage			0.0269%

67	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	506	$7,577,461.63
		b.	61 to 90 days past due	122	$1,880,383.16
		c.	91 or more days past due	47	$784,647.07
		d.	Total (sum a - c)	675	10,242,491.86

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on September 10, 2007.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer